Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 4.8%
Bank of America Corp.	23,639	$1,219,772
Citigroup, Inc.	5,756	724,680
Citizens Financial Group, Inc.	1,392	86,666
Credicorp Ltd.	179	61,331
Fifth Third Bancorp	2,830	141,302
First Citizens BancShares, Inc. - Class A	26	51,753
Huntington Bancshares, Inc.	5,088	83,240
JPMorgan Chase & Co.	8,855	2,650,390
KeyCorp	3,561	75,956
M&T Bank Corp.	498	107,623
PNC Financial Services Group, Inc.	1,293	285,908
Regions Financial Corp.	2,856	79,968
Truist Financial Corp.	4,202	202,579
U.S. Bancorp	5,084	278,857
Wells Fargo & Co.	10,163	788,039
		6,838,064

Consumer Discretionary Products - 0.8%
Aptiv PLC(a)	685	46,539
D.R. Horton, Inc.	855	125,762
Deckers Outdoor Corp.(a)	466	53,054
Ford Motor Co.	12,766	222,639
General Motors Co.	3,068	255,380
Lennar Corp. - Class A	726	65,180
Masco Corp.	686	48,192
Nike, Inc. - Class B	3,858	178,356
NVR, Inc.(a)	9	54,943
PulteGroup, Inc.	649	76,699
Tapestry, Inc.	685	99,640
		1,226,384

Consumer Discretionary Services - 1.7%
Carnival Corp. Ltd.	3,551	99,641
Chipotle Mexican Grill, Inc. - Class A(a)	4,337	138,177
Darden Restaurants, Inc.	391	79,729
Domino’s Pizza, Inc.	118	36,649
Hilton Worldwide Holdings, Inc.	752	246,400
Las Vegas Sands Corp.	1,028	51,986
Liberty Media Corp-Liberty Formula One - Class Series C(a)	717	65,097
Live Nation Entertainment, Inc.(a)	505	85,047
Marriott International, Inc. - Class A	732	274,939
McDonald’s Corp.	2,351	656,399
Royal Caribbean Cruises Ltd.	835	237,666
Starbucks Corp.	3,718	368,677

Yum! Brands, Inc.	915	$135,374
		2,475,781

Consumer Staple Products - 4.1%
Altria Group, Inc.	5,513	383,595
Church & Dwight Co., Inc.	795	76,026
Clorox Co.	410	36,908
Coca-Cola Co.	14,096	1,113,725
Coca-Cola Europacific Partners PLC	713	64,662
Colgate-Palmolive Co.	2,655	239,295
Constellation Brands, Inc. - Class A	499	69,271
Estee Lauder Cos., Inc. - Class A	813	72,316
General Mills, Inc.	1,729	58,458
Hershey Co.	475	92,164
Hormel Foods Corp.	1,179	27,388
Kenvue, Inc.	6,305	108,950
Keurig Dr Pepper, Inc.	4,235	127,177
Kimberly-Clark Corp.	1,101	107,458
Kraft Heinz Co.	3,879	93,135
McCormick & Co., Inc.	841	39,838
Mondelez International, Inc. - Class A	4,216	257,893
Monster Beverage Corp.(a)	2,284	201,175
PepsiCo, Inc.	4,495	648,134
Philip Morris International, Inc.	5,136	911,024
Procter & Gamble Co.	7,656	1,099,095
Tyson Foods, Inc. - Class A	915	55,833
		5,883,520

Financial Services - 8.5%
Affirm Holdings, Inc. - Class A(a)	912	67,169
American Express Co.	2,293	725,666
Ameriprise Financial, Inc.	310	138,170
Annaly Capital Management, Inc. - REIT	2,217	48,441
Apollo Global Management, Inc.	1,385	178,263
Ares Management Corp.	684	87,894
Bank of New York Mellon Corp.	2,296	320,131
Blackrock, Inc.	476	498,315
Blackstone, Inc.	2,410	281,898
Block, Inc. - Class A(a)	1,724	130,541
Broadridge Financial Solutions, Inc.	392	60,258
Capital One Financial Corp.	2,068	388,639
Charles Schwab Corp.	5,525	482,609
CME Group, Inc. - Class A	1,183	323,598
Coinbase Global, Inc. - Class A(a)	725	137,047
Corpay, Inc.(a)	235	85,023
Equifax, Inc.	410	67,974
Fair Isaac Corp.(a)	77	96,295
Fidelity National Financial, Inc.	852	40,342
Fidelity National Information Services, Inc.	1,688	72,567
Fiserv, Inc.(a)	1,736	98,188
Global Payments, Inc.	761	57,463

Goldman Sachs Group, Inc.	975	$999,921
Interactive Brokers Group, Inc. - Class A	1,409	122,541
Intercontinental Exchange, Inc.	1,855	274,262
Jack Henry & Associates, Inc.	233	31,763
KKR & Co., Inc.	2,264	217,208
LPL Financial Holdings, Inc.	255	69,811
Mastercard, Inc. - Class A	2,687	1,327,324
Moody’s Corp.	587	266,058
Morgan Stanley	4,041	840,528
MSCI, Inc. - Class A	235	148,374
Nasdaq, Inc.	1,492	138,040
Northern Trust Corp.	622	102,910
Paypal Holdings, Inc.	3,082	137,920
Raymond James Financial, Inc.	590	84,612
Robinhood Markets, Inc. - Class A(a)	2,499	235,656
S&P Global, Inc.	999	423,576
SoFi Technologies, Inc.(a)	3,876	70,621
State Street Corp.	913	142,099
Synchrony Financial	1,165	83,228
T. Rowe Price Group, Inc.	700	73,171
Toast, Inc. - Class A(a)	1,512	39,357
TransUnion	641	45,870
Verisk Analytics, Inc. - Class A	456	79,795
Visa, Inc. - Class A	5,536	1,806,729
		12,147,865

Health Care - 12.6%
Abbott Laboratories	5,705	488,348
AbbVie, Inc.	5,830	1,269,308
Agilent Technologies, Inc.	918	124,417
Alnylam Pharmaceuticals, Inc.(a)	428	129,247
Amgen, Inc.	1,774	597,465
Becton Dickinson & Co.	933	137,263
Biogen, Inc.(a)	475	93,100
Boston Scientific Corp.(a)	4,841	233,869
Bristol-Myers Squibb Co.	6,668	381,276
Cardinal Health, Inc.	785	154,488
Cencora, Inc.	612	164,848
Centene Corp.(a)	1,599	95,300
Cigna Group	877	243,280
Cooper Cos., Inc.(a)	663	40,582
CVS Health Corp.	4,157	378,204
Danaher Corp.	2,119	387,078
Dexcom, Inc.(a)	1,250	92,175
Edwards Lifesciences Corp.(a)	1,871	161,785
Elevance Health, Inc.	731	287,422
Eli Lilly & Co.	2,804	3,098,420
GE HealthCare Technologies, Inc.	1,479	92,201
Gilead Sciences, Inc.	4,109	552,373
HCA Healthcare, Inc.	503	190,406
Humana, Inc.	406	124,001

IDEXX Laboratories, Inc.(a)	256	$144,264
Illumina, Inc.(a)	484	78,873
Incyte Corp.(a)	650	62,881
Insmed, Inc.(a)	684	73,126
Insulet Corp.(a)	228	33,046
Intuitive Surgical, Inc.(a)	1,155	490,459
IQVIA Holdings, Inc.(a)	561	102,220
Johnson & Johnson	7,945	1,790,247
Labcorp Holdings, Inc.	274	71,256
McKesson Corp.	406	301,431
Medline, Inc. - Class A(a)	2,560	93,594
Medtronic PLC	4,218	311,331
Merck & Co., Inc.	8,209	974,572
Mettler-Toledo International, Inc.(a)	67	79,099
Natera, Inc.(a)	444	99,176
Pfizer, Inc.	18,682	489,095
Quest Diagnostics, Inc.	373	72,698
Regeneron Pharmaceuticals, Inc.	337	207,181
ResMed, Inc.	474	90,330
STERIS PLC	328	69,775
Stryker Corp.	1,180	360,006
Thermo Fisher Scientific, Inc.	1,238	609,727
UnitedHealth Group, Inc.	2,989	1,136,747
Vertex Pharmaceuticals, Inc.(a)	834	373,248
Viatris, Inc.	3,651	59,365
Waters Corp.(a)	328	125,811
West Pharmaceutical Services, Inc.	232	74,892
Zimmer Biomet Holdings, Inc.	664	54,667
Zoetis, Inc. - Class A	1,451	112,728
		18,058,701

Industrial Products - 9.6%
3M Co.	1,754	268,590
AMETEK, Inc.	758	171,194
Amphenol Corp.	4,020	598,015
Axon Enterprise, Inc.(a)	243	109,039
Bloom Energy Corp. - Class A(a)	710	202,350
Boeing Co.(a)	2,509	579,955
Carrier Global Corp.	2,679	171,108
Caterpillar, Inc.	1,534	1,343,585
Cummins, Inc.	462	298,743
Curtiss-Wright Corp.	123	91,956
Deere & Co.	826	447,841
Dover Corp.	462	97,648
Eaton Corp. PLC	1,280	512,768
Emerson Electric Co.	1,838	264,341
Fortive Corp.	1,090	63,569
FTAI Aviation Ltd.	324	84,350
GE Aerospace	3,452	1,117,620
GE Vernova, Inc.	891	862,773
General Dynamics Corp.	835	289,595

HEICO Corp. - Class A	247	$64,173
Honeywell International, Inc.	2,079	494,511
Howmet Aerospace, Inc.	1,318	340,374
Hubbell, Inc.	186	88,091
IDEX Corp.	241	50,810
Illinois Tool Works, Inc.	943	233,185
Ingersoll Rand, Inc.	1,307	93,633
Johnson Controls International PLC	2,015	270,131
Keysight Technologies, Inc.(a)	567	191,833
L3Harris Technologies, Inc.	623	196,357
Lennox International, Inc.	111	55,740
Lockheed Martin Corp.	763	404,733
Northrop Grumman Corp.	466	262,675
Otis Worldwide Corp.	1,289	91,313
PACCAR, Inc.	1,702	187,850
Parker-Hannifin Corp.	427	360,657
Rocket Lab Corp.(a)	1,558	223,542
Rockwell Automation, Inc.	377	170,050
RTX Corp.	4,427	795,355
Stanley Black & Decker, Inc.	502	39,869
TE Connectivity PLC	969	206,794
Textron, Inc.	583	53,496
Trane Technologies PLC	722	325,839
TransDigm Group, Inc.	185	232,789
Trimble, Inc.(a)	762	42,984
Veralto Corp.	823	67,675
Vertiv Holdings Co. - Class A	1,238	390,849
Westinghouse Air Brake Technologies Corp.	562	146,772
Xylem, Inc.	806	88,289
		13,745,409

Industrial Services - 3.2%
Automatic Data Processing, Inc.	1,340	297,266
Cintas Corp.	1,145	196,093
Comfort Systems USA, Inc.	116	212,072
CSX Corp.	6,082	275,271
Delta Air Lines, Inc.	2,127	175,435
EMCOR Group, Inc.	155	128,157
Expeditors International of Washington, Inc.	452	71,411
Fastenal Co.	3,750	165,750
FedEx Corp.	706	290,696
J.B. Hunt Transport Services, Inc.	249	68,831
Jacobs Solutions, Inc.	396	47,465
Norfolk Southern Corp.	741	225,975
Old Dominion Freight Line, Inc.	602	135,540
Paychex, Inc.	1,069	103,672
Quanta Services, Inc.	489	348,036
Republic Services, Inc. - Class A	672	134,696
Rollins, Inc.	954	45,410
Southwest Airlines Co.	1,659	71,254
Union Pacific Corp.	1,956	513,724

United Airlines Holdings, Inc.(a)	1,069	$122,721
United Parcel Service, Inc. - Class B	2,439	260,217
United Rentals, Inc.	209	208,095
W.W. Grainger, Inc.	148	182,668
Waste Management, Inc.	1,333	281,876
		4,562,331

Insurance - 3.6%
Aflac, Inc.	1,524	171,328
Allstate Corp.	867	178,680
American International Group, Inc.	1,851	137,400
Aon PLC - Class A	684	216,185
Arthur J. Gallagher & Co.	845	169,938
Berkshire Hathaway, Inc. - Class B(a)	4,562	2,164,578
Brown & Brown, Inc.	950	53,437
Chubb Ltd.	1,294	403,379
Cincinnati Financial Corp.	498	78,395
CNA Financial Corp.	899	37,812
Hartford Financial Services Group, Inc.	914	116,197
Loews Corp.	567	58,713
Markel Group, Inc.(a)	41	74,439
Marsh & McLennan Cos., Inc.	1,609	257,392
MetLife, Inc.	1,853	153,224
Principal Financial Group, Inc.	713	73,881
Progressive Corp.	1,928	367,091
Prudential Financial, Inc.	1,140	114,730
Travelers Cos., Inc.	733	213,955
W.R. Berkley Corp.	741	47,083
Willis Towers Watson PLC	319	79,645
		5,167,482

Materials - 2.6%
Air Products and Chemicals, Inc.	731	203,671
Amcor PLC	1,487	57,725
Anglogold Ashanti PLC	1,649	159,689
Avery Dennison Corp.	247	39,290
Ball Corp.	914	49,968
Carlisle Cos., Inc.	145	49,998
CF Industries Holdings, Inc.	503	56,512
Corteva, Inc.	2,229	174,486
Dow, Inc.	2,314	78,098
DuPont de Nemours, Inc.	1,374	66,529
Ecolab, Inc.	844	216,064
Freeport-McMoRan, Inc.	4,702	308,969
International Flavors & Fragrances, Inc.	838	63,730
International Paper Co.	1,834	61,384
Linde PLC	1,532	762,461
LyondellBasell Industries NV - Class A	864	57,586
Martin Marietta Materials, Inc.	210	122,144
Newmont Corp.	3,648	400,587
Nucor Corp.	751	187,750

Packaging Corp. of America	293	$64,141
PPG Industries, Inc.	727	82,137
Sherwin-Williams Co.	761	231,222
Southern Copper Corp.	280	53,520
Steel Dynamics, Inc.	462	120,189
Vulcan Materials Co.	448	126,748
		3,794,598

Media - 3.6%
Airbnb, Inc. - Class A(a)	1,373	183,035
AppLovin Corp. - Class A(a)	729	446,943
Booking Holdings, Inc.	2,603	435,820
Charter Communications, Inc. - Class A(a)	301	43,359
Comcast Corp. - Class A	11,864	295,058
DoorDash, Inc. - Class A(a)	1,140	181,591
Electronic Arts, Inc.	746	150,483
Expedia Group, Inc. - Class A	390	88,058
GoDaddy, Inc. - Class A(a)	456	39,138
Grab Holdings Ltd. - Class A(a)	7,978	28,242
Netflix, Inc.(a)	13,850	1,191,377
Omnicom Group, Inc.	1,039	75,546
Pinterest, Inc. - Class A(a)	1,927	38,636
Reddit, Inc. - Class A(a)	428	75,328
Roblox Corp. - Class A(a)	1,999	94,253
Spotify Technology SA(a)	484	240,877
Take-Two Interactive Software, Inc.(a)	567	127,099
Trade Desk, Inc. - Class A(a)	1,389	29,947
Uber Technologies, Inc.(a)	6,606	465,062
VeriSign, Inc.	306	87,326
Walt Disney Co.	5,861	596,826
Warner Bros Discovery, Inc.(a)	7,639	206,329
		5,120,333

Oil & Gas - 4.9%
Baker Hughes Co.	3,241	207,035
Cheniere Energy, Inc.	704	158,301
Chevron Corp.	6,554	1,195,843
ConocoPhillips	4,031	459,453
Devon Energy Corp.	3,648	162,313
Diamondback Energy, Inc.	600	114,888
EOG Resources, Inc.	1,792	239,017
EQT Corp.	2,047	112,442
Expand Energy Corp.	769	71,502
Exxon Mobil Corp.	13,721	1,993,112
Halliburton Co.	2,743	106,566
Kinder Morgan, Inc.	6,540	203,263
Marathon Petroleum Corp.	990	246,282
Occidental Petroleum Corp.	3,195	180,933
ONEOK, Inc.	2,061	173,000
Phillips 66	1,335	234,800
SLB NV	4,790	261,295

Targa Resources Corp.	693	$176,764
TechnipFMC PLC	1,253	85,730
Texas Pacific Land Corp.	228	89,604
Valero Energy Corp.	1,003	245,554
Williams Cos., Inc.	4,004	285,846
		7,003,543

Real Estate - 2.7%
American Tower Corp. - REIT	1,547	289,227
AvalonBay Communities, Inc. - REIT	460	83,955
Camden Property Trust - REIT	351	37,403
CBRE Group, Inc. - Class A(a)	974	121,789
CoStar Group, Inc.(a)	1,368	44,050
Crown Castle, Inc. - REIT	1,420	129,930
Digital Realty Trust, Inc. - REIT	1,140	216,600
Equinix, Inc. - REIT	324	346,045
Equity LifeStyle Properties, Inc. - REIT	637	39,347
Equity Residential - REIT	1,221	79,914
Essex Property Trust, Inc. - REIT	225	61,344
Extra Space Storage, Inc. - REIT	687	99,141
Healthpeak Properties, Inc. - REIT	2,287	43,796
Host Hotels & Resorts, Inc. - REIT	2,209	50,763
Invitation Homes, Inc. - REIT	1,986	58,090
Iron Mountain, Inc. - REIT	957	122,735
Mid-America Apartment Communities, Inc. - REIT	392	50,595
Prologis, Inc. - REIT	3,050	437,583
Public Storage - REIT	520	157,919
Realty Income Corp. - REIT	3,011	184,514
Regency Centers Corp. - REIT	606	46,874
SBA Communications Corp. - Class A - REIT	354	71,919
Simon Property Group, Inc. - REIT	1,073	219,868
Sun Communities, Inc. - REIT	413	51,072
UDR, Inc. - REIT	1,051	38,782
Ventas, Inc. - REIT	1,547	130,598
VICI Properties, Inc. - REIT	3,508	98,996
Welltower, Inc. - REIT	2,265	465,072
Weyerhaeuser Co. - REIT	2,365	57,966
WP Carey, Inc. - REIT	706	52,541
		3,888,428

Renewable Energy - 0.1%
First Solar, Inc.(a)	341	104,615

Retail & Wholesale - Discretionary - 2.5%
AutoZone, Inc.(a)	55	161,435
Best Buy Co., Inc.	685	53,396
Burlington Stores, Inc.(a)	220	71,243
Carvana Co. - Class A(a)	2,240	163,520
Copart, Inc.(a)	2,889	94,673
Coupang, Inc. - Class A(a)	4,332	71,911
eBay, Inc.	1,467	160,299

Genuine Parts Co.	457	$45,106
Home Depot, Inc.	3,284	1,041,488
Lowe’s Cos., Inc.	1,842	394,851
Lululemon Athletica, Inc.(a)	347	45,520
O’Reilly Automotive, Inc.(a)	2,739	237,964
Ross Stores, Inc.	1,055	244,475
TJX Cos., Inc.	3,669	567,778
Tractor Supply Co.	1,715	54,074
Ulta Beauty, Inc.(a)	157	79,889
Williams-Sonoma, Inc.	388	78,985
		3,566,607

Retail & Wholesale - Staples - 2.7%
Archer-Daniels-Midland Co.	1,581	126,132
Casey’s General Stores, Inc.	124	95,125
Costco Wholesale Corp.	1,463	1,399,096
Dollar General Corp.	711	78,644
Dollar Tree, Inc.(a)	666	77,549
Kroger Co.	2,070	128,651
Sysco Corp.	1,585	120,159
Target Corp.	1,492	189,588
Walmart, Inc.	14,400	1,666,800
		3,881,744

Software & Tech Services - 7.0%
Accenture PLC - Class A	2,057	384,803
Adobe, Inc.(a)	1,375	356,414
Akamai Technologies, Inc.(a)	457	68,340
Atlassian Corp. - Class A(a)	530	57,033
Autodesk, Inc.(a)	693	160,298
Cadence Design Systems, Inc.(a)	905	339,312
CDW Corp.	440	55,198
Cloudflare, Inc. - Class A(a)	1,033	249,800
Cognizant Technology Solutions Corp. - Class A	1,596	88,985
Coreweave, Inc. - Class A(a)	930	101,863
CrowdStrike Holdings, Inc. - Class A(a)	807	589,917
Datadog, Inc. - Class A(a)	1,046	258,728
Fortinet, Inc.(a)	2,074	286,150
Gartner, Inc.(a)	229	37,144
Gen Digital, Inc.	1,831	47,221
Guidewire Software, Inc.(a)	269	41,068
HubSpot, Inc.(a)	177	39,052
International Business Machines Corp.	3,081	917,522
Intuit, Inc.	908	301,029
Leidos Holdings, Inc.	430	54,954
MongoDB, Inc. - Class A(a)	252	84,559
Okta, Inc. - Class A(a)	543	66,936
Oracle Corp.	5,555	1,254,208
Palantir Technologies, Inc. - Class A(a)	6,969	1,090,927
Palo Alto Networks, Inc.(a)	2,644	744,788
PTC, Inc.(a)	402	55,769

Roper Technologies, Inc.	361	$117,516
Salesforce, Inc.	2,965	566,612
ServiceNow, Inc.(a)	3,427	426,216
Snowflake, Inc. - Class A(a)	1,084	277,016
SS&C Technologies Holdings, Inc.	685	46,251
Strategy, Inc. - Class A(a)	892	141,908
Synopsys, Inc.(a)	606	288,226
Twilio, Inc. - Class A(a)	471	89,791
Tyler Technologies, Inc.(a)	150	46,973
Veeva Systems, Inc. - Class A(a)	489	85,252
Workday, Inc. - Class A(a)	686	100,286
Zoom Communications, Inc. - Class A(a)	884	89,806
Zscaler, Inc.(a)	336	46,949
		10,054,820

Tech Hardware & Semiconductors - 20.5%
Advanced Micro Devices, Inc.(a)	5,355	2,763,716
Analog Devices, Inc.	1,604	663,815
Applied Materials, Inc.	2,622	1,180,057
Arista Networks, Inc.(a)	3,422	545,706
Astera Labs, Inc.(a)	449	153,940
Broadcom, Inc.	15,344	6,855,239
Ciena Corp.(a)	456	264,585
Cisco Systems, Inc.	13,102	1,577,743
Coherent Corp.(a)	557	201,339
Corning, Inc.	2,590	469,204
Credo Technology Group Holding Ltd.(a)	510	120,375
Dell Technologies, Inc. - Class C	1,055	444,060
Entegris, Inc.	489	67,868
Everpure, Inc. - Class A(a)	1,009	80,226
Garmin Ltd.	542	126,785
GlobalFoundries, Inc.	333	26,630
Hewlett Packard Enterprise Co.	4,332	186,449
HP, Inc.	2,998	81,066
Intel Corp.(a)	15,691	1,799,444
Jabil, Inc.	350	127,596
KLA Corp.	434	834,022
Lam Research Corp.	4,123	1,311,856
Lumentum Holdings, Inc.(a)	230	196,641
Marvell Technology, Inc.	2,757	565,185
Microchip Technology, Inc.	1,749	165,543
Micron Technology, Inc.	3,704	3,596,584
Monolithic Power Systems, Inc.	159	249,027
Motorola Solutions, Inc.	547	220,594
NetApp, Inc.	661	115,206
ON Semiconductor Corp.(a)	1,328	160,183
QUALCOMM, Inc.	3,524	884,595
Sandisk Corp.(a)	456	772,911
Seagate Technology Holdings PLC	695	611,461
Super Micro Computer, Inc.(a)	1,691	77,938
Teledyne Technologies, Inc.(a)	163	101,032

Teradyne, Inc.	516	$193,144
Texas Instruments, Inc.	2,974	909,092
Ubiquiti, Inc.	10	5,839
Western Digital Corp.	1,128	599,205
Zebra Technologies, Corp. - Class A(a)	176	42,879
		29,348,780

Telecommunications - 1.1%
AST SpaceMobile, Inc. - Class A(a)	481	54,550
AT&T, Inc.	23,300	577,840
T-Mobile US, Inc.	1,624	304,549
Verizon Communications, Inc.	13,882	663,698
		1,600,637

Utilities - 3.1%
Alliant Energy Corp.	853	61,083
Ameren Corp.	900	97,173
American Electric Power Co., Inc.	1,762	223,193
American Water Works Co., Inc.	652	80,372
Atmos Energy Corp.	534	90,315
CenterPoint Energy, Inc.	2,140	90,436
CMS Energy Corp.	979	71,046
Consolidated Edison, Inc.	1,178	124,432
Constellation Energy Corp.	1,032	296,958
Dominion Energy, Inc.	2,791	186,830
DTE Energy Co.	685	97,866
Duke Energy Corp.	2,545	312,348
Edison International	1,271	88,894
Entergy Corp.	1,470	160,303
Evergy, Inc.	739	60,628
Eversource Energy	1,220	83,289
Exelon Corp.	3,299	150,566
FirstEnergy Corp.	1,900	88,141
NextEra Energy, Inc.	6,840	595,148
NiSource, Inc.	1,577	72,889
NRG Energy, Inc.	635	85,141
PG&E Corp.	7,104	116,079
PPL Corp.	2,410	85,290
Public Service Enterprise Group, Inc.	1,632	128,357
Sempra	2,130	189,847
Southern Co.	3,630	334,142
Vistra Corp.	1,114	178,496
WEC Energy Group, Inc.	1,078	119,712
Xcel Energy, Inc.	1,949	154,946
		4,423,920

TOTAL COMMON STOCKS (Cost $126,389,881)		142,893,562

RIGHTS - 0.0%	Shares	Value
TPG, Inc.(a)	727	$—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	339,447	339,447

TOTAL SHORT-TERM INVESTMENTS (Cost $339,447)		339,447

TOTAL INVESTMENTS - 99.9% (Cost $126,729,328)		$143,233,009
Other Assets in Excess of Liabilities - 0.1%		123,383
TOTAL NET ASSETS - 100.0%		$143,356,392

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.